Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of computation for basis and diluted earnings per share

	For the Year Ended December 31
	2011	2012	2013
Income (numerator):
Net income for basic and diluted EPS	€2,710	€774	24,601

Shares (denominator):
Weighted-average shares for basic EPS	14,964,021	15,014,411	15,261,799
Effect of dilutive securities	376,838	625,479	1,340,944
Weighted-average shares for diluted EPS	15,340,859	15,639,890	16,602,743

Basic EPS	€0.18	€0.05	€1.61
Diluted EPS	€0.18	€0.05	€1.48